EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 4,144	R$ 4,441	R$ 4,481
Interests expense	11,082	12,162	15,494
Past service cost	(40,740)	5,769	(75,787)
Net pension cost (benefit)	R$ (25,514)	R$ 22,372	R$ (55,812)